American Century World Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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EMERGING MARKETS FUND * GLOBAL GROWTH FUND * INTERNATIONAL DISCOVERY FUND
INTERNATIONAL GROWTH FUND * INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND * INTERNATIONAL VALUE FUND * LIFE SCIENCES FUND
NT EMERGING MARKETS FUND * NT INTERNATIONAL GROWTH FUND * TECHNOLOGY FUND

Supplement dated August 7, 2008 * Statement of Additional Information dated April 1, 2008

EFFECTIVE AUGUST 15, 2008, THE ENTRY FOR FEDERICO LAFFAN IN THE ACCOUNTS MANAGED
TABLE ON PAGE 43 OF THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED.

EFFECTIVE AUGUST 15, 2008, THE FOLLOWING REPLACES THE ENTRY FOR MARK KOPINSKI IN
THE ACCOUNTS MANAGED TABLE ON PAGE 43 OF THE STATEMENT OF ADDITIONAL
INFORMATION. THIS INFORMATION IS PROVIDED AS OF AUGUST 5, 2008.

                          REGISTERED
                          INVESTMENT
                          COMPANIES
                          (E.G., OTHER                           OTHER ACCOUNTS
                          AMERICAN            OTHER POOLED       (E.G., SEPARATE
                          CENTURY             INVESTMENT         ACCOUNTS AND
                          INVESTMENTS         VEHICLES (E.G.,    CORPORATE
                          FUNDS AND           COMMINGLED         ACCOUNTS,
                          AMERICAN            TRUSTS AND         INCLUDING
                          CENTURY             529                INCUBATION
                          INVESTMENTS-        EDUCATION          STRATEGIES AND
                          SUBADVISED          SAVINGS            CORPORATE
                          FUNDS)              PLANS)             MONEY)
--------------------------------------------------------------------------------
Mark       Number         7                   0                  6
Kopinski   of Accounts
           ---------------------------------------------------------------------
           Assets         $2,357,035,240(12)  N/A                $401,074,321
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(12)  INCLUDES $1,521,406,980 IN INTERNATIONAL DISCOVERY AND $135,059,207 IN
      INTERNATIONAL OPPORTUNITIES.

EFFECTIVE AUGUST 15, 2008, THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES
ENTRY FOR INTERNATIONAL OPPORTUNITIES FUND ON PAGE 47 OF THE STATEMENT OF
ADDITIONAL INFORMATION.

                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
International Opportunities Fund(2)

          Mark Kopinski            C
--------------------------------------------------------------------------------
          Trevor Gurwich           E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(2)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO ALL OTHER
     INVESTMENTS EXCEPT REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-61748 0808